Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Materials Index ETF	Nov. 29, 2023
Fidelity MSCI Materials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(11.55%)
Past 5 years	6.57%
Since Inception	8.30%	[1]
Fidelity MSCI Materials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.98%)
Past 5 years	6.07%
Since Inception	7.81%	[1]
Fidelity MSCI Materials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.55%)
Past 5 years	5.06%
Since Inception	6.62%	[1]
IXWN3
Average Annual Return:
Past 1 year	(11.48%)
Past 5 years	6.63%
Since Inception	8.36%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.